Associated Companies - Equity in Associated Companies (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Share in earnings	kr 124		kr 17	kr (260)
Taxes	(2,785)		(5,497)	(6,270)
Dividends	(9,104)	[1]	(8,415)	(6,889)
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity in joint ventures and associated companies,Opening balance	1,127		941
Investments	0		298
Share in earnings	124		17
Distribution of capital stock	(25)		(24)
Taxes	(20)		(14)
Dividends	(46)		(58)
Divested business	0		(82)
Translation differences	(10)		49
Equity in joint ventures and associated companies,Closing balance	kr 1,150		kr 1,127	kr 941

[1]	Dividends paid per share amounted to SEK 2.70 (SEK 2.50 in 2022 and SEK 2.00 in 2021).